LEASES - Lease Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Leases:
2023	$ 186
2024	144
2025	69
2026	61
2027	52
Thereafter	170
Total lease payments	682
Less: Interest	(64)
Present value of lease liabilities	$ 618	$ 768